Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Summary of Revenues
Revenues by source consisted of the following:

	For the Year Ended December 31,
	2018	2019	2020
Vehicle sales	4,153	2,171,231	5,546,754
Services and others	5,553	149,988	297,567

Total	9,706	2,321,219	5,844,321